Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000073498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
Average Annual Return, Percent	2.20%	5.99%	7.41%	(3.47%)
C000002844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
Average Annual Return, Percent	(2.55%)	1.90%	4.45%	(4.54%)
Without Sales Load [Member] | C000073498
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	8.09%	5.68%	(3.98%)
Without Sales Load [Member] | C000002843
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%	6.99%	7.41%	(3.47%)
Without Sales Load [Member] | C000002844
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%	8.27%	5.73%	(3.83%)
Without Sales Load [Member] | C000002841
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	8.11%	5.69%	(3.97%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.49%	3.32%	(0.10%)	1.59%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	18.22%	10.00%	10.85%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.49%	3.32%	(0.10%)	1.59%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	18.22%	10.00%	10.85%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.49%	3.32%	(0.10%)	1.59%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	18.22%	10.00%	10.85%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.49%	3.32%	(0.10%)	1.59%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	18.22%	10.00%	10.85%